Disclosures about Fair Value of Financial Instruments and Concentrations of Credit Risk - Additional Information (Detail)	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Measurement Inputs, Disclosure [Line Items]
Percentage of consolidated trade receivables accounted by single customer	16.00%	15.00%